Noncontrolling Interests - Additional Information (Detail) ¥ / shares in Units, $ / shares in Units, $ in Thousands, ¥ in Millions						1 Months Ended	12 Months Ended
	Mar. 29, 2017 USD ($)	Mar. 29, 2017 CNY (¥)	Dec. 08, 2016 USD ($)	Dec. 08, 2016 CNY (¥) ¥ / shares shares	Jul. 02, 2008	Jan. 31, 2016 USD ($)	Sep. 30, 2017 USD ($) $ / shares	Sep. 30, 2016 $ / shares	May 31, 2016	Apr. 18, 2008 $ / shares shares
Noncontrolling Interest [Line Items]
Maximum number of ordinary shares that may be issued pursuant to the Prior Plan, shares | shares										11,652,556
Maximum number of ordinary shares that may be issued pursuant to the New Plan, percent					5.00%
Ordinary shares, par value | $ / shares							$ 0.0001	$ 0.0001		$ 0.0001
Zhengbao Yucai
Noncontrolling Interest [Line Items]
Noncontrolling interest, ownership percentage by parent				60.10%
Maximum number of ordinary shares that may be issued pursuant to the New Plan, percent			40.50%	40.50%
Ordinary shares, par value | ¥ / shares				¥ 1.99
Total fund raised by share issuance			$ 11,900	¥ 83.3
Combined equity interest percentage				59.50%
Zhengbao Yucai | Revised Plan
Noncontrolling Interest [Line Items]
Noncontrolling interest, ownership percentage by parent				35.80%
Zhengbao Yucai | Revised Plan | Mr.Zhengdong Zhu | Chairman and Chief Executive Officer
Noncontrolling Interest [Line Items]
Percent of equity interest for subscription			63.80%	63.80%
Zhengbao Yucai | Prior Plans | Independent Director Two | Mr.Liankui Hu
Noncontrolling Interest [Line Items]
Percent of equity interest for subscription			24.60%	24.60%
Maximum | Zhengbao Yucai
Noncontrolling Interest [Line Items]
Maximum number of ordinary shares that may be issued pursuant to the Prior Plan, shares | shares				41,880,000
Beijing Zhengbao Yucai Education Technology Co Ltd ("Zhengbao Yucai")
Noncontrolling Interest [Line Items]
Noncontrolling interest, ownership percentage by non controlling owners						39.94%
Noncontrolling interest, ownership percentage by parent								60.06%
Capital injection from noncontrolling interest shareholders | $						$ 4,824
Increase in China Distance Education Holdings Limited additional paid-in capital resulting from subscription of common shares of Zhengbao Yucai | $			$ 1,090				$ 1,090
Beijing Champion Tongxin Management Consulting LLP ("Tongxin")
Noncontrolling Interest [Line Items]
Ownership interest of co-general partner						53.11%
Xiamen NetinNet Software Co., Ltd.
Noncontrolling Interest [Line Items]
Noncontrolling interest, ownership percentage by non controlling owners								20.00%
Noncontrolling interest, ownership percentage by parent									80.00%
Beijing Champion Distance Education Technology Co., Ltd. ("Champion Technology")
Noncontrolling Interest [Line Items]
Noncontrolling interest, ownership percentage by non controlling owners	80.00%	80.00%
Capital injection from noncontrolling interest shareholders	$ 33,217	¥ 221.0